Share-Based Compensation - Summary Of Share-Based Compensation Expense, By Expense Category (Detail) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	[1]	$ 62.5	$ 73.4	$ 70.2
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:		62.5	73.4	70.2
General and administration [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:		54.8	69.2	70.2
Restructuring and other [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:		$ 7.7	$ 4.2	$ 0.0

[1]	Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.